Taxes recoverable - Narrative (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2025 BRL (R$)
Taxes recoverable
Income tax credit	R$ 186,592
Fiscal incentive reserve	430,185
Fiscal benefit, not yet allocated	R$ 926,860